Parent Only Financial Information (Condensed Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Assets
Cash and cash equivalents	$ 2,477	$ 1,841	$ 4,304
Loans receivable, net of allowance for loan losses of $923 and $967, respectively	207,996	201,462
Other assets	2,067	4,484
Total assets	258,255	264,666
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	2,098	1,218
Stockholders' equity	22,735	21,958	22,215
Total liabilities and stockholders' equity	258,255	264,666
Parent Company [Member]
Assets
Cash and cash equivalents	844	337	356
Investment in Bank	20,318	19,575
Loans receivable, net of allowance for loan losses of $923 and $967, respectively		641
ESOP loan receivable	1,509	1,530
Other assets	154	244
Total assets	22,825	22,327
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	90	369
Stockholders' equity	22,735	21,958
Total liabilities and stockholders' equity	$ 22,825	$ 22,327